Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005




                                                              September 14, 2005

VIA EDGAR

U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  AllianceBernstein Variable Products Series Fund, Inc.
     (File Nos. 033-18647; 811-05398) (the "Fund")

Dear Sir or Madam:

          Attached herewith for filing on behalf of the Fund is the Fund's preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder. We are requesting selective review of the filing because the Securities and Exchange Commission staff in the Office of Disclosure and Review has already reviewed the proposals in connection with a preliminary proxy filing for a Joint Shareholder Meeting of the AllianceBernstein Funds filed via Edgar on Friday, August 19, 2005. Although the proposals with respect to AllianceBernstein Variable Products Series Fund, Inc. have not been reviewed, they are substantially similar to those presented in the August 19, 2005 preliminary proxy for the other AllianceBernstein Funds. In addition, the definitive proxy filed via Edgar on September 8, 2005 incorporated conforming changes in response to the SEC staff comments that we received on August 19, 2005 in connection with the preliminary proxy filing for the Joint Shareholder Meeting of the AllianceBernstein Funds.

          Please call Kathleen Clarke or the undersigned at (202) 737-8833 with any comments or questions.


                                                          Sincerely,


                                                          /s/ Anthony Tu-Sekine
                                                          ---------------------
                                                              Anthony Tu-Sekine


Attachment

cc:        Kathleen K. Clarke

00250.0452 #600770